SYMMETRY PANORAMIC TRUST

Symmetry Panoramic US Equity Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Global Equity Fund

(the “Funds”)

Supplement dated February 6, 2026

to the Funds’ Summary Prospectuses, Prospectus, and

Statement of Additional Information (“SAI”), each dated

December 31, 2025

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

Andrea Frazzini, Ph.D. no longer serves as a portfolio manager for the Funds. Accordingly, effective immediately, all references to Dr. Andrea Frazzini are hereby deleted from the Summary Prospectuses, Prospectus, and SAI.

Please retain this supplement for future reference.